Inventories	12 Months Ended
Dec. 31, 2020
Inventories - Schedule Of Inventories
Inventories

2. Inventories

in EUR thousands	December 31, 2020	December 31, 2019
Raw materials	1,557	893
Unfinished goods	390	201
Finished goods and products	2,727	2,971
Total	4,673	4,065

In 2020, inventories were written down by EUR 414 thousand (previous year: EUR 24 thousand).

The finished goods and products include PDT lamps that are made available to doctors for a fee within the framework of a 6-month evaluation phase of EUR 145 thousand (previous year: EUR 89 thousand).